Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2020	2019	2020	2019	2018
Euro (EUR)	1.2271	1.1234	1.1411	1.1196	1.1813
Pound Sterling (GBP)	1.3649	1.3204	1.2836	1.2768	1.3356
Swiss Franc (CHF)	1.1360	1.0350	1.0659	1.0062	1.0228
Australian Dollar (AUD)	0.7720	0.7023	0.6905	0.6954	0.7478
Canadian Dollar (CAD)	0.7849	0.7696	0.7463	0.7535	0.7719
Japanese Yen (JPY)	0.0097	0.0092	0.0094	0.0092	0.0091
Chinese Yuan (CNY)	0.1530	0.1437	0.1450	0.1448	0.1514

Cash and Cash Equivalents

(in thousands)	2020	2019
Cash at bank and on hand	$245,373	$189,569
Short-term bank deposits	352,611	434,078
Cash and cash equivalents	$597,984	$623,647

Changes in the Allowance for Credit Losses on Accounts Receivable
The changes in the allowance for credit losses on accounts receivable for the year ended December 31, 2020 and in the allowance for doubtful accounts for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2020	2019	2018
Balance at beginning of year	$12,115	$9,270	$8,008
ASC 326 adoption impact	8,089	—	—
Additions charged to expense	16,439	8,701	4,448
Deductions from allowance	(9,868)	(5,777)	(2,827)
Currency translation adjustments and other	277	(79)	(359)
Balance at end of year	$27,052	$12,115	$9,270

Inventories	Inventories consisted of the following as of December 31, 2020 and 2019:

(in thousands)	2020	2019
Raw materials	$65,449	$26,077
Work in process	74,398	45,729
Finished goods	151,334	98,898
Total inventories, net	$291,181	$170,704